Financial Instruments and Fair Value Measurements - Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments non-current assets	$ 18,758	$ 935
Financial instruments-current liabilities	(34,648)	(39,537)
Financial instruments-non current liabilities	(21,146)	(38,087)
Total derivatives	(37,036)	(76,689)
Interest rate swaps
Financial instruments non-current assets	18,758	935
Financial instruments-current liabilities	(34,648)	(39,537)
Financial instruments-non current liabilities	$ (21,146)	$ (38,087)